Condensed Parent Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2017
Condensed Parent Company Financial Information [Abstract]
Condensed Parent Company Balance Sheet

Condensed Balance Sheets
	(in thousands)
Assets:	2017	2016
Cash	$4,268	$294
Investment in bank subsidiary	92,247	83,950
Other assets	2,167	1,222
Total assets	$98,682	$85,466

Liabilities:
Junior subordinated deferrable interest debentures	$12,840	$12,806
Other borrowings	10,000	-
Other liabilities	138	102

Total liabilities	22,978	12,908
Shareholders' equity	75,704	72,558

Total liabilities and shareholders’ equity	$98,682	$85,466

Condensed Parent Company Income Statement

	(in thousands)
Condensed Statements of Income	2017	2016	2015
Income – dividends from bank subsidiary	$28,000	$2,575	$3,000
Expenses – interest expense, professional fees and other
expenses, net of federal income tax benefit	(835)	(703)	(577)
Income before equity in undistributed net income of bank
subsidiary	27,165	1,872	2,423
Equity in undistributed net income of bank subsidiary	(23,319)	3,649	3,494
Net income	$3,846	$5,521	$5,917

Condensed Parent Company Cash Flow Statement

	(in thousands)
Condensed Statements of Cash Flows	2017	2016	2015
Cash flows from operating activities:
Net income	$3,846	$5,521	$5,917
Adjustments to reconcile net income to net cash provided
by operating activities:
Equity in undistributed net income of bank
subsidiary	23,319	(3,649)	(3,494)
Depreciation and amortization	34	39	59
Loss on disposal of premises	-	91	-
(Increase) decrease in other assets	(945)	17	(53)
Increase (decrease) in other liabilities	14	32	(101)
Net cash provided by operating activities	26,268	2,051	2,328

Cash flows from investing activities:
Acquisition of Benchmark	(30,752)	-	-
Proceeds from sale of premises	-	170	-

Net cash provided by (used in) investing activities	(30,752)	170	-

Cash flows from financing activities:
Proceeds from other borrowings	10,000	-	-
Purchase treasury stock	-	(833)	(927)
Proceeds from sale of treasury shares	27	18	14
Cash dividends paid	(1,569)	(1,446)	(1,200)
Net cash provided by (used in) financing activities	8,458	(2,261)	(2,113)
Net increase (decrease) in cash	3,974	(40)	215
Cash at beginning of the year	294	334	119
Cash at end of the year	$4,268	$294	$334